Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	R$ 169,718	R$ 239,943
Derivative financial instruments	69,045	76,504
Net position	69,045	76,504
Loan and lease operations portfolio	822,590	714,104
Financial Assets	1,915,573	1,851,322
Compulsory deposits	(104,592)	(90,059)
Securities sold under repurchase agreements	252,848	273,364
Borrowing and onlending	103,512	89,253
Subordinated debt	75,036	74,916
Derivative financial instruments	63,204	79,505
Net position	63,204	79,505
Financial Liabilities	1,621,786	1,579,686
Other financial assets	157	6
Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	44,512	46,224
Interbank investments	233,703	285,396
Securities	457,506	375,364
Loan and lease operations portfolio	811,420	729,084
Other financial assets	157	6
Financial Assets	1,616,343	1,512,578
Deposits	940,274	895,561
Compulsory deposits	(104,592)	(90,059)
Securities sold under repurchase agreements	283,762	293,644
Funds from acceptances and issuance of securities	153,226	146,616
Subordinated debt	93,163	89,981
Financial Liabilities	1,532,710	1,504,506
Other financial assets	161
Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	32,435	44,743
Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	125,230	182,035
Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	76,038	58,618
Deposits	3,811	3,635
Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	153,662	233,166
Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	77,490	25,879
Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	170,043	84,648
Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	56,311	31,671
Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	38,014	46,019
Net position	34,646	51,789
Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	21,252	20,418
Net position	22,547	20,262
Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	3,111	2,085
Net position	762	905
Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	6,668	7,982
Net position	5,249	6,549
Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	158,116	134,805
Compulsory deposits	(12,012)	(6,926)
Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	190,601	179,470
Compulsory deposits	(25,807)	(22,672)
Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	586,918	577,580
Compulsory deposits	(66,773)	(60,461)
Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	828	71
Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	202,114	209,896
Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	32,555	27,806
Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	49,093	55,942
0-30 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	15,492	17,634
Derivative financial instruments	7,153	16,791
0-30 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	44,512	46,224
Interbank investments	195,260	234,755
Securities	158,915	239,964
Loan and lease operations portfolio	77,663	60,896
Financial Assets	491,842	599,473
Deposits	397,416	369,957
Compulsory deposits	(44,124)	(36,337)
Securities sold under repurchase agreements	265,184	260,846
Funds from acceptances and issuance of securities	2,986	2,391
Borrowing and onlending	9,875	11,891
Subordinated debt	55	6,797
Financial Liabilities	638,545	632,336
0-30 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	32,435	44,743
0-30 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	105,875	150,474
0-30 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	56,950	39,538
Deposits	933	1,633
0-30 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	145,989	226,615
0-30 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	1,337	93
0-30 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	11,247	13,256
0-30 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	342
0-30 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,820	4,064
Net position	1,562	7,344
0-30 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	10,599	10,103
Net position	4,086	6,355
0-30 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,595	1,323
Net position	762	892
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,478	2,144
Net position	743	2,200
0-30 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	158,116	134,805
Compulsory deposits	(12,012)	(6,926)
0-30 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	190,601	179,470
Compulsory deposits	(25,807)	(22,672)
0-30 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	46,938	53,978
Compulsory deposits	(6,305)	(6,739)
0-30 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	828	71
0-30 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	191,281	182,848
0-30 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	26,141	22,056
0-30 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	47,762	55,942
31 - 365 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	17,924	17,502
Derivative financial instruments	23,799	19,674
31 - 365 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	32,238	43,276
Securities	30,191	16,348
Loan and lease operations portfolio	282,913	236,173
Other financial assets	144	6
Financial Assets	363,410	313,305
Deposits	96,669	145,085
Compulsory deposits	(12,461)	(16,874)
Securities sold under repurchase agreements	5,615	5,024
Funds from acceptances and issuance of securities	35,346	40,463
Borrowing and onlending	71,278	64,735
Subordinated debt	27,857	8,428
Financial Liabilities	248,261	266,540
Other financial assets	158
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	19,355	31,561
31 - 365 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	12,883	11,715
Deposits	2,629	1,639
31 - 365 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	453	393
31 - 365 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	13,446	3,905
31 - 365 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	13,349	11,113
31 - 365 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	2,943	937
31 - 365 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	3,803	2,952
Net position	3,970	3,612
31 - 365 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	9,216	8,783
Net position	16,896	12,381
31 - 365 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,513	757
Net position	0	13
31 - 365 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	3,392	5,010
Net position	2,933	3,668
31 - 365 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	94,040	143,446
Compulsory deposits	(12,461)	(16,874)
31 - 365 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
31 - 365 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	1,261	2,070
31 - 365 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,621	2,954
31 - 365 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	733	0
366 - 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	8,826	6,478
Derivative financial instruments	8,596	6,895
366 - 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	4,535	6,273
Securities	45,156	17,144
Loan and lease operations portfolio	135,840	114,523
Other financial assets	5
Financial Assets	194,362	144,418
Deposits	95,397	36,258
Compulsory deposits	(11,797)	(4,412)
Securities sold under repurchase agreements	7,020	5,183
Funds from acceptances and issuance of securities	30,927	35,189
Borrowing and onlending	9,491	6,239
Subordinated debt	16,282	28,994
Financial Liabilities	155,916	114,346
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	4,535	6,273
Deposits	248	76
366 - 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	483	379
366 - 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	27,132	6,749
366 - 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	12,062	8,352
366 - 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	5,479	1,664
366 - 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	7,341	5,117
Net position	6,944	5,573
366 - 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	683	992
Net position	786	998
366 - 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	3	5
Net position	0	0
366 - 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	799	364
Net position	866	324
366 - 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	95,149	36,182
Compulsory deposits	(11,797)	(4,412)
366 - 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
366 - 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,885	2,414
366 - 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,775	2,769
366 - 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	360
Over 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	26,803	34,890
Derivative financial instruments	23,656	36,145
Over 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	1,670	1,092
Securities	223,244	101,908
Loan and lease operations portfolio	315,004	317,492
Other financial assets	8
Financial Assets	566,729	455,382
Deposits	350,792	344,261
Compulsory deposits	(36,210)	(32,436)
Securities sold under repurchase agreements	5,943	22,591
Funds from acceptances and issuance of securities	83,967	68,573
Borrowing and onlending	12,868	6,388
Subordinated debt	48,969	45,762
Financial Liabilities	489,988	491,284
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0	0
Over 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	1,670	1,092
Deposits	1	287
Over 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	6,737	5,779
Over 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	35,575	15,132
Over 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	133,385	51,927
Over 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	47,547	29,070
Over 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	25,050	33,886
Net position	22,170	35,260
Over 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	754	540
Net position	779	528
Over 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	0
Net position	0	0
Over 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	999	464
Net position	707	357
Over 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	350,791	343,974
Compulsory deposits	(36,210)	(32,436)
Over 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Over 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	5,687	22,564
Over 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	18	R$ 27
Over 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	R$ 238